Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
Note 3 — Segment Reporting

The Company conducts its business through the following segments: (i) investments in RMBS; (ii) investments in Servicing Related Assets; and (iii) “All Other,” which consists primarily of general and administrative expenses, including fees paid to the Company’s directors and management fees and reimbursements paid to the Manager pursuant to the Management Agreement (See Note 7). For segment reporting purposes, the Company does not allocate interest income on short-term investments or general and administrative expenses.

Summary financial data with respect to the Company’s segments is given below, together with a reconciliation to the same data for the Company as a whole (dollars in thousands):

	Servicing Related Assets	RMBS	All Other	Total
Income Statement
Year Ended December 31, 2019
Interest income	$2,820	$70,518	$-	$73,338
Interest expense	3,669	44,916	-	48,585
Net interest income (expense)	(849)	25,602	-	24,753
Servicing fee income	73,555	-	-	73,555
Servicing costs	17,404	-	-	17,404
Net servicing income	56,151	-	-	56,151
Other expense	(95,002)	(34,071)	-	(129,073)
Other operating expenses	1,950	-	10,481	12,431
Benefit from corporate business taxes	(9,925)	-	-	(9,925)
Net Loss	$(31,725)	$(8,469)	$(10,481)	$(50,675)
Year Ended December 31, 2018
Interest income	$99	$57,251	$-	$57,350
Interest expense	2,314	32,193	2	34,509
Net interest income (expense)	(2,215)	25,058	(2)	22,841
Servicing fee income	50,776	-	-	50,776
Servicing costs	10,615	-	-	10,615
Net servicing income	40,161	-	-	40,161
Other expense	(3,573)	(10,746)	-	(14,319)
Other operating expenses	1,470	-	8,417	9,887
Provision for corporate business taxes	4,527	-	-	4,527
Net Income (Loss)	$28,376	$14,312	$(8,419)	$34,269
Year Ended December 31, 2017
Interest income	$523	$41,891	$-	$42,414
Interest expense	506	19,375	-	19,881
Net interest income	17	22,516	-	22,533
Servicing fee income	24,034	-	-	24,034
Servicing costs	5,783	-	-	5,783
Net servicing income	18,251	-	-	18,251
Other income	15,837	523	-	16,360
Other operating expenses	-	-	8,164	8,164
Provision for corporate business taxes	2,550	-	-	2,550
Net Income (Loss)	$31,555	$23,039	$(8,164)	$46,430

	Servicing Related Assets	RMBS	All Other	Total
Balance Sheet
December 31, 2019
Investments	$291,111	$2,508,360	$-	$2,799,471
Other assets	39,742	80,207	25,145	145,094
Total assets	330,853	2,588,567	25,145	2,944,565
Debt	166,989	2,337,638	-	2,504,627
Other liabilities	10,043	16,503	14,017	40,563
Total liabilities	177,032	2,354,141	14,017	2,545,190
Book value	$153,821	$234,426	$11,128	$399,375
December 31, 2018
Investments	$294,907	$1,770,110	$-	$2,065,017
Other assets	17,817	38,165	32,278	88,260
Total assets	312,724	1,808,275	32,278	2,153,277
Debt	157,543	1,598,592	-	1,756,135
Other liabilities	12,576	10,440	15,283	38,299
Total liabilities	170,119	1,609,032	15,283	1,794,434
Book value	$142,605	$199,243	$16,995	$358,843
December 31, 2017
Investments	$122,806	$1,840,912	$-	$1,963,718
Other assets	8,281	48,631	30,055	86,967
Total assets	131,087	1,889,543	30,055	2,050,685
Debt	39,025	1,666,537	-	1,705,562
Other liabilities	8,524	4,385	11,706	24,615
Total liabilities	47,549	1,670,922	11,706	1,730,177
Book value	$83,538	$218,621	$18,349	$320,508